20. CASH FLOWS USED FOR PURCHASE OF INTANGIBLE ASSETS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flows Used For Purchase Of Intangible Assets Details
Additions of intangible assets	$ (8.2)	$ (5.7)	$ (3.0)
Total cash flow	$ (8.2)	$ (5.7)	$ (3.0)